GLOBAL X FUNDS
(the “Trust”)

Global X Genomics & Biotechnology ETF (GNOM)

SUPPLEMENT DATED JUNE 7, 2019
TO THE SUMMARY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective June 10, 2019, the section of the Fund’s Summary Prospectus entitled “Fund Management—Portfolio Managers” is hereby deleted and replaced with the following:

"Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Chang Kim, CFA; Nam To; Wayne Xie and Kimberly Chan (“Portfolio Managers”). Messrs. Kim, To and Xie have been Portfolio Managers of the Fund since inception. Ms. Chan has been Portfolio Manager of the Fund since June 10, 2019."

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GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500® Quality Dividend ETF (QDIV)
Global X TargetIncomeTM 5 ETF (TFIV)
Global X TargetIncomeTM Plus 2 ETF (TFLT)
Global X Adaptive U.S. Factor ETF (AUSF)
Global X Future Analytics Tech ETF (AIQ)
Global X Autonomous & Electric Vehicles ETF (DRIV)

SUPPLEMENT DATED JUNE 7, 2019
TO THE SUMMARY PROSPECTUSES FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectuses.

Effective June 10, 2019, the section of each Fund’s Summary Prospectus entitled “Fund Management—Portfolio Managers” is hereby deleted and replaced with the following:

"Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Chang Kim, CFA; Nam To; Wayne Xie and Kimberly Chan (“Portfolio Managers”). Messrs. Kim and To have been Portfolio Managers of the Fund since inception. Mr. Xie has been Portfolio Manager of the Fund since March 1, 2019. Ms. Chan has been Portfolio Manager of the Fund since June 10, 2019."

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GLOBAL X FUNDS
(the “Trust”)

Global X U.S. Preferred ETF (PFFD)
Global X SuperDividend Alternatives ETF (ALTY)
Global X Robotics & Artificial Intelligence ETF (BOTZ)
Global X FinTech ETF (FINX)
Global X Internet of Things ETF (SNSR)
Global X Millennials Thematic ETF (MILN)
Global X Longevity Thematic ETF (LNGR)
Global X Health & Wellness Thematic ETF (BFIT)
Global X U.S. Infrastructure Development ETF (PAVE)
Global X Conscious Companies ETF (KRMA)
Global X Founder-Run Companies ETF (BOSS)

SUPPLEMENT DATED JUNE 7, 2019
TO THE SUMMARY PROSPECTUSES FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectuses.

Effective June 10, 2019, the section of each Fund’s Summary Prospectus entitled “Fund Management—Portfolio Managers” is hereby deleted and replaced with the following:

"Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Chang Kim, CFA; Nam To; Wayne Xie and Kimberly Chan (“Portfolio Managers”). Mr. Kim has been a Portfolio Manager of the Fund since inception. Mr. To has been a Portfolio Manager of the Fund since March 1, 2018. Mr. Xie has been Portfolio Manager of the Fund since March 1, 2019. Ms. Chan has been Portfolio Manager of the Fund since June 10, 2019."

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GLOBAL X FUNDS
(the “Trust”)

Global X MLP ETF (MLPA)
Global X MLP & Energy Infrastructure ETF (MLPX)

SUPPLEMENT DATED JUNE 7, 2019
TO THE SUMMARY PROSPECTUSES FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectuses.

Effective June 10, 2019, the section of each Fund’s Summary Prospectus entitled “Fund Management—Portfolio Managers” is hereby deleted and replaced with the following:

"Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Chang Kim, CFA; Nam To; Wayne Xie and Kimberly Chan (“Portfolio Managers”). Mr. Kim has been a Portfolio Manager of the Fund since February 15, 2014. Mr. To has been a Portfolio Manager of the Fund since March 1, 2018. Mr. Xie has been Portfolio Manager of the Fund since March 1, 2019. Ms. Chan has been Portfolio Manager of the Fund since June 10, 2019."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the “Trust”)

Global X MLP ETF (MLPA)
Global X MLP Natural Gas ETF [ ]*
Global X MLP & Energy Infrastructure ETF (MLPX)
Global X U.S. Preferred ETF (PFFD)
Global X SuperDividend Alternatives ETF (ALTY)
Global X S&P 500® Quality Dividend ETF (QDIV)
Global X TargetIncomeTM 5 ETF (TFIV)
Global X TargetIncomeTM Plus 2 ETF (TFLT)
Global X Adaptive U.S. Factor ETF (AUSF)
Global X Robotics & Artificial Intelligence ETF (BOTZ)
Global X FinTech ETF (FINX)
Global X Internet of Things ETF (SNSR)
Global X Future Analytics Tech ETF (AIQ)
Global X Autonomous & Electric Vehicles ETF (DRIV)
Global X Genomics & Biotechnology ETF (GNOM)
Global X Millennials Thematic ETF (MILN)
Global X Longevity Thematic ETF (LNGR)
Global X Health & Wellness Thematic ETF (BFIT)
Global X Education ETF (EDUX)*
Global X U.S. Infrastructure Development ETF (PAVE)
Global X Conscious Companies ETF (KRMA)
Global X Founder-Run Companies ETF (BOSS)

*Not open for investment

SUPPLEMENT DATED JUNE 7, 2019
TO THE PROSPECTUSES FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective June 10, 2019, the section of each Fund’s Prospectus entitled “Fund Management—Portfolio Management” is hereby deleted and replaced with the following:

Portfolio Management

The Portfolio Managers who are currently responsible for the day-to-day management of each Fund's portfolio are Chang Kim, Nam To, Wayne Xie and Kimberly Chan.

Chang Kim: Chang Kim, CFA, joined the Adviser in September 2009.  He currently holds the position of Senior Vice President and Chief Operating Officer with the Adviser. Mr. Kim received his Bachelor of Arts from Yale University in 2009.

Nam To: Nam To joined the Adviser in July 2017 as a Portfolio Management Analyst. Previously, Mr. To was a Global Economics Research Analyst at Bunge Limited from 2014 through 2017 and an Advisory and Investment Analyst at Horizon Capital Group from June 2013 through August 2013. Mr. To received his Bachelor of Arts from Cornell University in 2014.

Wayne Xie: Wayne Xie joined the Adviser in July 2018 as a Portfolio Management Associate. Previously, Mr. Xie was an Analyst at VanEck Associates on the Equity ETF Investment Management team from 2010 to 2018 and a Portfolio Administrator at VanEck Associates from 2007 to 2010. Mr. Xie received his Bachelor of Science from State University of New York at Buffalo in 2002.

Kimberly Chan: Kimberly Chan joined the Adviser in June 2018 and is a Portfolio Management Associate. Previously, Ms. Chan was a US Associate Trader at Credit Agricole from 2016 to 2018, and an Investment Analyst at MetLife Investments from 2015 to 2016. Ms. Chan received her Bachelor of Science from New York University in 2015.

The SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Shares of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the “Trust”)

Global X MLP ETF (MLPA)
Global X MLP Natural Gas ETF [ ]*
Global X MLP & Energy Infrastructure ETF (MLPX)
Global X U.S. Preferred ETF (PFFD)
Global X SuperDividend Alternatives ETF (ALTY)
Global X S&P 500® Quality Dividend ETF (QDIV)
Global X TargetIncomeTM 5 ETF (TFIV)
Global X TargetIncomeTM Plus 2 ETF (TFLT)
Global X Adaptive U.S. Factor ETF (AUSF)
Global X Robotics & Artificial Intelligence ETF (BOTZ)
Global X FinTech ETF (FINX)
Global X Internet of Things ETF (SNSR)
Global X Future Analytics Tech ETF (AIQ)
Global X Autonomous & Electric Vehicles ETF (DRIV)
Global X Genomics & Biotechnology ETF (GNOM)
Global X Millennials Thematic ETF (MILN)
Global X Longevity Thematic ETF (LNGR)
Global X Health & Wellness Thematic ETF (BFIT)
Global X Education ETF (EDUX)*
Global X U.S. Infrastructure Development ETF (PAVE)
Global X Conscious Companies ETF (KRMA)
Global X Founder-Run Companies ETF (BOSS)

*Not open for investment

SUPPLEMENT DATED JUNE 7, 2019
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective June 10, 2019, the section of the SAI entitled “Management of the Trust—Portfolio Managers” is hereby deleted and replaced with the following:

PORTFOLIO MANAGERS

The portfolio managers Chang Kim, Nam To, Wayne Xie and Kimberly Chan are employees of the Adviser.

Portfolio Manager’s Compensation

The Adviser believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a salary and are eligible to receive an annual bonus. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect the portfolio manager’s relative experience and contribution to the Funds. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates. The annual incentive bonus opportunity provides cash bonuses based upon (a) individual performance in the functional aspects of the portfolio manager role, (b) achievement of strategic goals related to process and technology improvement, and (c) overall company performance.  Portfolio manager compensation is not tied to the performance of the individual funds themselves.  Senior members of the portfolio management team may have stock options of the Adviser.

Other Accounts Managed by Portfolio Managers

It is anticipated that a portfolio manager will be responsible for multiple investment accounts, including other investment companies registered under the 1940 Act. As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of a Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements and conflicts relating to selection of brokers or dealers to execute a Fund’s trades. The Adviser has structured a portfolio manager’s compensation in a manner, and the Funds and the Adviser have adopted policies, procedures and a code of ethics, reasonably designed to safeguard the Funds from being negatively affected as a result of any such conflicts that may arise.

The Portfolio Managers were responsible for the management of the following accounts as of November 30, 2018, unless otherwise stated:

	Other Accounts Managed			Accounts With Respect To Which The Advisory Fee Is Based On The Performance of The Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Chang Kim	Registered investment companies	58	$8,684,945,579.10	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00

Nam To	Registered investment companies	58	$8,684,945,579.10	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00

Wayne Xie*	Registered investment companies	67	$9,475,388,114.00	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00

Kimberly Chan**	Registered investment companies	70	$9,666,022,958.44	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00

*    Wayne Xie has acted as a Portfolio Manager for funds of the Trust, including the Funds, since March 1, 2019. Information provided for Mr. Xie is as of March 1, 2019.
**    Kimberly Chan has acted as a Portfolio Manager for funds of the Trust, including the Funds, since June 10, 2019. Estimates with respect to anticipated accounts and assets managed as of June 10, 2019 are based on assets of the Trust as of May 31, 2019.

Although the Funds in the Trust that are managed by Kim, To, Xie and Chan may have different investment strategies, each has an investment objective of seeking to replicate, before fees and expenses, its respective underlying index. The Adviser does not believe that management of the various accounts presents a material conflict of interest for Kim, To, Xie and Chan or the Adviser.

Disclosure of Securities Ownership

Listed below for each Portfolio Manager is a dollar range of securities beneficially owned in a Fund as of November 30, 2018, unless otherwise stated:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities In Fund
Chang Kim	None	None

Nam To	None	None

Wayne Xie*	None	None

Kimberly Chan**	None	None

*    Wayne Xie has acted as a Portfolio Manager of the Funds since March 1, 2019.
**    Kimberly Chan has acted as a Portfolio Manager of the Funds since June 10, 2019.

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